Document And Entity Information	Mar. 17, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2022
Entity Registrant Name	BLUE RIDGE BANKSHARES, INC.
Entity Central Index Key	0000842717
Entity Emerging Growth Company	true
Entity File Number	001-39165
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1470908
Entity Address, Address Line One	1807 Seminole Trail
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22901
City Area Code	(540)
Local Phone Number	743-6521
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	BRBS
Security Exchange Name	NYSEAMER